Note 12 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
12
– RELATED PARTY TRANSACTIONS

The Company has received loans from several related parties, as described above in Notes
7
and
9.

There are advances of
$1,065,328
to CEN Ukraine as of both
March 31, 2020
and
December 31, 2019,
which such advances were made for the purpose of funding the operations of CEN Ukraine as summarized in Note
4.
CEN Ukraine was founded by Bill Chaaban. Prior to
December 3, 2017,
Bill Chaaban directly owned
51%
of CEN Ukraine. CEN Ukraine was founded to seek agricultural and pharmaceutical opportunities in Ukraine. Bill Chaaban personally funded the establishment and initial phases of CEN Ukraine. On
December 14, 2017,
the Company entered into a controlling interest purchase agreement with Bill Chaaban, our interim Chief Executive Officer and member of our board of directors, and another shareholder of CEN Ukraine, Usamakh Saadikh, a member of our board of directors, for
51%
of the outstanding equity interests of CEN Ukraine. The consideration will be paid by issuing common shares of the Company. The agreement, which is subject to certain conditions, has not
closed as of
June 12, 2020,
as the Company needs to raise additional funds in order to proceed with the closing. Bahige (Bill) Chaaban, our Interim Chief Executive Officer and member of our Board of Directors, and Usamakh Saadikh, a member of our Board of Directors, each directly own
25.5%
of CEN Ukraine respectively. The remaining
49%
of CEN Ukraine is owned by XN Pharma, which is an entity jointly owned by Bahige (Bill) Chaaban and Usamakh Saadikh. Bahige (Bill) Chaaban and Usamakh Saadikh do
not
currently hold any positions with CEN Ukraine. CEN Ukraine is operated and controlled by its sole director. Pursuant to Ukrainian law, shareholders of a company do not
have the ability to control the company or the actions of its director. CEN Ukraine is operated under the direction of its management per the guidelines of Ukrainian law.

On
July 12, 2017,
the Company’s Shareholders elected individuals to serve as Directors on the Board. These individuals hold long-term convertible notes payable issued prior to the election. All notes payable bear interest at
5%
per annum and are convertible to common shares with various maturity dates. They became related parties when they were elected.

As of
March 31, 2020,
the Company owed Joseph Byrne, a
5%
shareholder and former CEO of the Company,
$8,347
for a short-term advance received.

During both of the
three
-months ended
March 31, 2020
and
2019,
the Company incurred payroll and consulting expenses of
$31,200
with certain Board Members and Officers. As of
March 31, 2020
and
December 31, 2019,
$295,100
and
$263,900,
respectively, was payable to these related parties for payroll and consulting charges, which are included within accrued expenses.

During
2017,
the Company purchased equipment from R&D Labs Canada, Inc., whose president is Bill Chaaban, in exchange for a
$300,000
note payable. This equipment was then sold to CEN Ukraine for a loss of
$255,141
in exchange for a
$44,859
note receivable, payable in
10
equal installments beginning in
2017
through
2026.
No
payments have been received as of
March 31, 2020,
however, management expects this balance to be collectible.

The Company leases
20
North Rear Road, a
10.4
acre site of land in Canada, through a sublease from a relative of the Company’s President. There are two
buildings on the site –
one
of
27,000
square feet and
one
of
53,000
square feet. There is also a
4,000
square foot vault for security purposes. The Company constructed improvements to this property, including structures and equipment for growing marijuana, security fencing required for licensing as a marijuana producer, and other infrastructure. These improvements were fully impaired during the
4
th
quarter of
2018.

Jamaal Shaban (“Lessor”), cousin of Bill Chaaban, leased the
20
North Rear Road property to the Company under an agreement effective
January 2017
for monthly rental payments of CAD
4,000
plus taxes for a period of
five
years. The lease has been accounted for as an operating lease. As of
March 31, 2020
and
December 31, 2019,
the operating right of use asset was
$55,451
and
$68,547,
respectively, and the associated liability was
$52,632
and
$65,467,
respectively, utilizing an
8%
discount rate. During the
three
-months ended
March 31, 2020
and
2019,
lease expenses of
$8,719
and
$5,986,
respectively, related to this agreement were recognized within general and administrative expenses. This lease was assigned by the Lessor to Jamsyl Group, a third
-party, when Jamsyl Group purchased the property from Jamaal Shaban in
October 2019.

The Company also leases office space in Windsor, Ontario from R&D Labs Canada, Inc., whose president is Bill Chaaban. This lease was subsequently assigned to RN Holdings Ltd, a third
-party, on
May 8, 2019
when RN holdings purchased the building. Under the lease agreement effective
October 1, 2017,
monthly rents of CAD
2,608
are due through
September 2022,
at which point monthly rents of CAD
3,390
are due. As of
March 31, 2020
and
December 31, 2019,
the operating right of use asset was
$143,609
and
$160,737,
respectively, and the associated liability was
$146,838
and
$163,157,
respectively, utilizing an
8%
discount rate. During the
three
-months ended
March 31, 2020
and
2019,
lease expenses of
$6,325
and
$4,978,
respectively, related to this agreement were recognized within general and administrative expenses.

Maturities of operating lease liabilities at
March 31, 2020
were as follows:

Amount
2020	$55,896
2021	47,437
2022	25,368
2023	28,676
2024	28,676
Thereafter	71,690

Total lease payments	$257,743
Less imputed interest	58,273
Present value of lease liabilities	$199,470

NOTE
15
– RELATED PARTY TRANSACTIONS

The Company has received loans from several related parties, as described above in Notes
10
and
12.

There are advances of
$1,065,328
and
$875,328
to CEN Ukraine as of
December 31, 2019
and
2018,
respectively, which such advances were made for the purpose of funding the operations of CEN Ukraine. CEN Ukraine was founded by Bill Chaaban. Prior to
December 3, 2017,
Bill Chaaban directly owned
51%
of CEN Ukraine. Subsequent to
December 3, 2017,
Mr. Chaaban directly owned
25.5%
of CEN Ukraine. CEN Ukraine was founded to seek agricultural and pharmaceutical opportunities in Ukraine. Bill Chaaban personally funded the establishment and initial phases of CEN Ukraine. On
December 14, 2017,
the Company entered into a controlling interest purchase agreement with Bill Chaaban and another shareholder of CEN Ukraine for
51%
of the outstanding equity interests of CEN Ukraine. The consideration will be paid by issuing common shares of the Company. The agreement, which is subject to certain conditions, has not
closed as of
April 14, 2020,
as the Company needs to raise additional funds in order to proceed with the closing.

On
July 12, 2017,
the Company’s Shareholders elected individuals to serve as Directors on the Board. These individuals hold long-term convertible notes payable issued prior to the election. All notes payable bear interest at
5%
per annum and are convertible to common shares with various maturity dates. They became related parties when they were elected.

During the years ended
December 31, 2019
and
2018,
the Company incurred payroll and consulting fees with certain Board Members and Officers totaling
$154,517
and
$150,778,
respectively. As of
December 31, 2019
and
2018,
$263,900
and
$124,800
was payable to these related parties for payroll and consulting charges, which are included within accrued expenses.

During
2017,
the Company purchased equipment from R&D Labs Canada, Inc., whose president is Bill Chaaban, in exchange for a
$300,000
note payable. This equipment was then sold to CEN Ukraine for a loss of
$255,141
in exchange for a
$44,859
note receivable, payable in
10
equal installments beginning in
2017
through
2026.
No
payments have been received as of
December 31, 2019,
however, management expects this balance to be collectible.